Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Director
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 7.2	£ 7.1	£ 6.3
Amounts paid under LTIPs	0.0	0.4	1.2
Total directors expense in accordance with companies act 2006	7.2	7.5	7.5
Director | DSVP / SVP
Disclosure of transactions between related parties [line items]
Aggregate emoluments	1.5	2.3	1.4
Highest paid director
Disclosure of transactions between related parties [line items]
Aggregate emoluments	3.6	3.6	2.1
Amounts paid under LTIPs	0.0	0.0	0.7
Total directors expense in accordance with companies act 2006	3.6	3.6	2.8
Highest paid director | DSVP / SVP
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 1.0	£ 1.5	£ 0.0